Investment securities (Tables)	6 Months Ended
Jun. 30, 2015
Investment securities
end of	2Q15	1Q15	4Q14	2Q14
Investment securities (CHF million)
Securities held-to-maturity	0	244	0	0
Securities available-for-sale	3,370	2,808	2,791	3,323
Total investment securities	3,370	3,052	2,791	3,323

Investment securities by type
Investment securities by type
end of	2Q15				4Q14
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	274	22	0	296	286	18	0	304
Debt securities issued by foreign governments	1,766	30	0	1,796	2,020	47	1	2,066
Corporate debt securities	254	0	0	254	313	0	0	313
Residential mortgage-backed securities	687	0	0	687	0	0	0	0
Commercial mortgage-backed securities	246	0	0	246	0	0	0	0
Debt securities available-for-sale	3,227	52	0	3,279	2,619	65	1	2,683
Banks, trust and insurance companies	64	23	0	87	73	25	0	98
Industry and all other	4	0	0	4	10	0	0	10
Equity securities available-for-sale	68	23	0	91	83	25	0	108
Securities available-for-sale	3,295	75	0	3,370	2,702	90	1	2,791

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
4Q14 (CHF million)
Debt securities issued by foreign governments	49	1	0	0	49	1
Debt securities available-for-sale	49	1	0	0	49	1

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M15		6M14
	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	0	14	41	7
Realized gains	0	1	0	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q15 (CHF million)
Due within 1 year	748	749	2.30
Due from 1 to 5 years	1,362	1,398	0.95
Due from 5 to 10 years	177	190	1.19
Due after 10 years	940	942	3.21
Total debt securities	3,227	3,279	1.93